SUPPLEMENTARY BALANCE SHEET INFORMATION (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Cash Equivalents, at Carrying Value	$ 3.8	$ 7.8
Weighted Average Annual Interest Rate On Bank Deposits	0.38%